Financial Highlights	12 Months Ended
Dec. 31, 2016
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Financial Highlights
7.	Financial Highlights:

Financial highlights for the limited partner class as a whole for the years ended December 31, 2016 (termination of operations for Charter Campbell and Charter WNT), 2015 and 2014 were as follows:

  Charter Aspect

	2016	2015	2014
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$(1.33)	$2.69	$5.83
Net investment loss	(1.33)	(1.29)	(1.01)

Increase (decrease) for the year	(2.66)	1.40	4.82
Net asset value per Unit, beginning of year	22.49	21.09	16.27

Net asset value per Unit, end of year	$19.83	$22.49	$21.09

Ratios to Average Limited Partners’ Capital:
Net investment loss**	(6.2)%	(6.0)%	(6.2)%

Operating expenses before incentive fees	5.6%	5.5%	6.2%
Incentive fees	0.8%	0.5%	-%

Operating expenses after incentive fees	6.4%	6.0%	6.2%

Total return:
Total return before incentive fees	(11.0)%	7.1%	29.6%
Incentive fees	(0.8)%	(0.5)%	-%

Total return after incentive fees	(11.8)%	6.6%	29.6%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital.

Charter Campbell (Partnership in Liquidation)

	2016	2015	2014
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$(0.86)	$0.07	$2.85
Net investment loss	(0.62)	(0.71)	(0.67)

Increase (decrease) for the year	(1.48)	(0.64)	2.18
Net asset value per Unit, beginning of year	12.08	12.72	10.54

Net asset value per Unit, end of year	10.60 ***	12.08	12.72
Liquidation redemption per Unit at December 31, 2016	(10.60)	-	-

Ending net asset value per Unit	$-	$12.08	$12.72

Ratios to Average Limited Partners’ Capital:
Net investment loss**	(5.4)%	(5.6)%	(6.5)%

Operating expenses before incentive fees	5.6%	5.6%	6.6%
Incentive fees	-%	-%	-%

Operating expenses after incentive fees	5.6%	5.6%	6.6%

Total return:
Total return before incentive fees	(12.3)%	(5.0)%	20.7%
Incentive fees	-%	-%	-%

Total return after incentive fees	(12.3)%	(5.0)%	20.7%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.
***	Calculated based on pre-liquidation net asset value per Unit.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital.

Charter WNT (Partnership in Liquidation)

	2016	2015	2014
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$0.49	$0.71	$3.42
Net investment loss	(0.76)	(1.05)	(1.10)

Increase (decrease) for the year	(0.27)	(0.34)	2.32
Net asset value per Unit, beginning of year	14.20	14.54	12.22

Net asset value per Unit, end of year	13.93 ***	14.20	14.54
Liquidation redemption per Unit at December 31, 2016	(13.93)	-	-

Ending net asset value per Unit	$-	$14.20	$14.54

Ratios to Average Limited Partners’ Capital:
Net investment loss**	(5.3)%	(7.2)%	(8.7)%

Operating expenses before incentive fees	5.5%	5.5%	6.2%
Incentive fees	-%	1.7%	2.5%

Operating expenses after incentive fees	5.5%	7.2%	8.7%

Total return:
Total return before incentive fees	(1.9)%	(0.6)%	21.6%
Incentive fees	-%	(1.7)%	(2.6)%

Total return after incentive fees	(1.9)%	(2.3)%	19.0%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.
***	Calculated based on pre-liquidation net asset value per Unit.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital.